ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2012
Provision For Loan and Lease Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 5 –ALLOWANCE FOR LOAN LOSSES

The total allowance reflects management's estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Company considers the allowance for loan losses adequate to cover loan losses inherent in the loan portfolio. The following tables present by portfolio segment, the allowance for loan losses for the year ended December 31 (in thousands):

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$474	$283	$6,425	$158	$976	$8,316
Charge-offs	(105)	-	(2,256)	(244)	(324)	(2,929)
Recoveries	1	-	435	71	8	515
Provision	595	133	2,003	145	374	3,250
Ending balance	$965	$416	$6,607	$130	$1,034	$9,152

Ending allowance balance:
Loans individually evaluated for impairment	$353	$-	$2,479	$-	$-	$2,832

Loans collectively evaluated for impairment	612	416	4,128	130	1,034	6,320
Total	$965	$416	$6,607	$130	$1,034	$9,152

Ending loan balance:
Loans individually evaluated for impairment	$1,153	$-	$17,181	$-	$1,067	$19,401

Loans collectively evaluated for impairment	61,323	18,215	267,845	8,361	99,617	455,361
Total	$62,476	$18,215	$285,026	$8,361	$100,684	$474,762

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$634	$223	$5,719	$194	$971	$7,741
Charge-offs	(272)	-	(1,801)	(206)	(82)	(2,361)
Recoveries	1	-	-	52	8	61
Provision	111	60	2,507	118	79	2,875
Ending balance	$474	$283	$6,425	$158	$976	$8,316

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$3,626	$-	$-	$3,626

Loans collectively evaluated for impairment	474	283	2,799	158	976	4,690
Total	$474	$283	$6,425	$158	$976	$8,316

Ending loan balance:
Loans individually evaluated for impairment	$-	$1,105	$16,041	$-	$276	$17,422

Loans collectively evaluated for impairment	51,726	13,466	256,792	9,821	98,027	429,832
Total	$51,726	$14,571	$272,833	$9,821	$98,303	$447,254

	2010
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$626	$-	$4,548	$171	$908	$6,253
Charge-offs	(35)	-	-	(144)	(138)	(317)
Recoveries	10	-	-	45	-	55
Provision	33	223	1,171	122	201	1,750
Ending balance	$634	$223	$5,719	$194	$971	$7,741

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$1,774	$-	$-	$1,774

Loans collectively evaluated for impairment	634	223	3,945	194	971	5,967
Total	$634	$223	$5,719	$194	$971	$7,741

Ending loan balance:
Loans individually evaluated for impairment	$-	$-	$15,529	$-	$-	$15,529

Loans collectively evaluated for impairment	51,784	12,472	242,912	10,772	91,600	409,540
Total	$51,784	$12,472	$258,441	$10,772	$91,600	$425,069

Credit Quality Information

The following tables represent credit exposures by assigned grades for the years ended December 31, 2012 and 2011. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectable, or of such value that continuance as an asset is not warranted.

Loans are graded by either independent loan review or internal review. Internally reviewed loans were assigned a risk weighting by the loan officer and approved by the loan committee, but have not undergone a formal loan review by an independent party. These loans are typically smaller dollar balances that have not experienced delinquency issues. Balances include gross loan value before unearned income and excluding overdrafts as of December 31 (in thousands):

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,604	$1,456	$146,439	$52	$5,714	$174,265
Special Mention	960	2,578	7,418	37	2,212	13,205
Substandard	3,331	2,232	36,337	30	3,142	45,072
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$24,912	$6,266	$190,194	$119	$11,068	$232,559

Loans Internally Reviewed:
Pass	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,136	$1,914	$158,723	$57	$8,172	$189,002
Special Mention	417	1,635	9,021	57	618	11,748
Substandard	2,660	3,531	34,192	50	2,389	42,822
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$23,230	$7,080	$201,936	$164	$11,179	$243,589

Loans Internally Reviewed:
Pass	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695

Age Analysis of Past Due Loans by Class

The following is a table which includes an aging analysis of the recorded investment of past due loans as of December 31 including loans which are in nonaccrual status (in thousands):

	2012
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$682	$66	$1,642	$2,390	$60,086	$62,476	$300
Construction and development	99	-	-	99	18,116	18,215	-
Commercial real estate	2,991	319	10,655	13,965	271,061	285,026	-
Consumer	38	38	11	87	8,274	8,361	2
Residential real estate	617	637	1,593	2,847	97,837	100,684	-

Total	$4,427	$1,060	$13,901	$19,388	$455,374	$474,762	$302

	2011
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$248	$214	$200	$662	$51,064	$51,726	$163
Construction and development	-	-	-	-	14,571	14,571	-
Commercial real estate	175	1,611	4,526	6,312	266,521	272,833	346
Consumer	180	32	35	247	9,574	9,821	2
Residential real estate	790	191	695	1,676	96,627	98,303	40

Total	$1,393	$2,048	$5,456	$8,897	$438,357	$447,254	$551

Impaired Loans

Management considers commercial loans and commercial real estate loans which are 90 days or more past due as impaired, and if warranted, includes the entire customer relationship in that status. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable, as of December 31 (in thousands):

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$10,571	$11,400	$-	$7,924	$179
Residential real estate	1,067	1,067	-	633	-

With an allowance recorded:
Commercial	1,153	1,153	353	89	-
Commercial real estate	6,610	6,610	2,479	6,973	-

Total	$19,401	$20,230	$2,832	$15,619	$179

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Construction and development	$1,105	$1,105	$-	$356	$-
Commercial real estate	6,364	7,314	-	882	-
Residential real estate	276	276	-	64	-

With an allowance recorded:
Commercial	-	-	-	-	-
Commercial real estate	9,677	9,677	3,626	7,529	-

Total	$17,422	$18,372	$3,626	$8,831	$-

	2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$5,775	$5,775	$-	$444	$-

With an allowance recorded:
Commercial real estate	9,754	9,754	1,774	9,822	-

Total	$15,529	$15,529	$1,774	$10,266	$-

Nonaccrual Loans

Following are the loans, presented by class, on nonaccrual status as of December 31 (in thousands):

	2012	2011

Commercial	$1,344	$38
Construction and development	-	1,105
Commercial real estate	12,538	11,669
Consumer	24	48
Residential real estate	1,858	655

Total	$15,764	$13,515

Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the year are as follows (dollars in thousands):

	2012
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial	1	$52	$52
Commercial real estate	3	454	454
Residential real estate	8	932	932

Total	12	$1,438	$1,438

	2011
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	5	$9,877	$9,877
Residential real estate	4	421	421

Total	9	$10,298	$10,298

Included in the above tables, is a commercial real estate loan originated in the fourth quarter of 2011 at a below market interest rate to a new borrower who has a stronger financial position. This borrower purchased the property from an existing customer who was experiencing cash flow problems and we believed repayment was doubtful. No additional allowance for loan loss was recorded for this loan; however, we recorded a charge off of the difference in the present value of future cash flows for the interest rate at which the loan was originated and current market interest rate. No principal reduction was made. Other commercial real estate loans were restructured resulting in lowering the payment amount for a period of time and did not include any change in principal balance. The restructuring of the commercial loan in 2012 included a reduction in the interest rate with no reduction in principal. The residential real estate loans were modified by lowering the stated interest rate on the original loans. No principal reductions were made. Additional interest income of $11 thousand would have been recognized at the original interest rate as compared to the adjusted interest rate on the residential real estate loans.

When a loan is classified as a troubled debt restructuring, we evaluate it for impairment and if necessary include that valuation in the allowance for loan loss.

Included in the above tables are a residential real estate loan in the amount of $224 and a commercial real estate relationship in the amount of $3,984 restructured in 2011 that subsequently defaulted in 2012. There were no defaults in 2011 on loans that were restructured in the previous year.